Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

14. Derivative Financial Instruments

The following tables summarize information regarding Nucor’s derivative instruments:

Fair Value of Derivative Instruments (in thousands)

		Fair Value at December 31,
	Consolidated Balance Sheet Location	2012	2011

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$-	$5,071

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$-	$(21,100)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(303)	-
Foreign exchange contracts	Accrued expenses and other current liabilities	(15)	(334)

Total liability derivatives not designated as hedging instruments		(318)	(334)

Total liability derivatives		$(318)	$(21,434)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2012	2011	2010	2012	2011	2010	2012	2011	2010

Commodity contracts	Cost of products sold	$(2,264)	$(8,454)	$(29,957)	$(42,515)	$(37,093)	$(35,141)	$500	$600	$600

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivative
as Hedging Instruments		2012	2011	2010

Commodity contracts	Cost of products sold	$1,321	$11,757	$(1,417)

Foreign exchange contracts	Cost of products sold	198	(665)	907

Total		$1,519	$11,092	$(510)

During the first quarter of 2012, Nucor settled all of its open natural gas forward purchase contracts that were previously in place. These settlements affected earnings over the periods specified in the original agreements.

Nucor has also entered into various natural gas purchase contracts, which effectively commit Nucor to the following purchases of natural gas to be used for production: $88.4 million in 2013; $30.2 million in 2014; $29.1 million in 2015; $28.8 million in 2016; $29.1 million in 2017; and $347.4 million between 2018 and 2028. These natural gas purchase contracts will primarily supply our direct reduced iron facility in Trinidad.